Investments	12 Months Ended
Dec. 31, 2022
Investments Abstract
Investments

15.	Investments
15.1	Changes in investments

	Balance as of							Balance as of
	January 1,		Investment/	Capital	Amorti-	Dividends	Other	December 31,
	2022	Equity	AFAC	decrease	zation	and JSCP	(a)	2022
Joint Ventures (15.3)
Voltalia São Miguel do Gostoso I	108,990	2,157	4,829	-	-	-	-	115,976
Voltalia São Miguel do Gostoso - authorization rights	9,304	-	-	-	(367)	-	-	8,937
Caiuá	106,977	23,806	-	-	-	(5,486)	-	125,297
Integração Maranhense	166,563	32,824	-	-	-	(6,885)	-	192,502
Matrinchã	811,771	162,298	-	-	-	(42,541)	-	931,528
Guaraciaba	407,615	82,251	-	-	-	(22,767)	-	467,099
Paranaíba	226,923	47,623	-	-	-	(10,567)	-	263,979
Mata de Santa Genebra	710,989	56,140	-	(61,536)	-	(13,333)	-	692,260
Cantareira	437,330	45,293	-	-	-	(9,254)	-	473,369
Solar Paraná	7,035	170	-	-	-	(49)	-	7,156
	2,993,497	452,562	4,829	(61,536)	(367)	(110,882)	-	3,278,103
Associates
Dona Francisca Energética (15.4)	27,057	5,648	-	-	-	(4,662)	-	28,043
Foz do Chopim Energética (15.4)	19,102	20,370	-	-	-	(22,356)	-	17,116
Other	1,937	(3)	-	-	-	-	-	1,934
	48,096	26,015	-	-	-	(27,018)	-	47,093
Investment property	541	-	-	-	(4)	-	(2)	535
	3,042,134	478,577	4,829	(61,536)	(371)	(137,900)	(2)	3,325,731
(a)	Transfer of assets destined for disposal.
AFAC - Advance for future capital increase
JSCP - Interest on equity

	Balance as of						Balance as of
	January 1,		Investment/	Amorti-	Dividends	Other	December 31,
	2021	Equity	AFAC	zation	and JSCP	(a)	2021
Joint Ventures (17.3)
Voltalia São Miguel do Gostoso I	107,721	1,269	-	-	-	-	108,990
Voltalia São Miguel do Gostoso - authorization rights	9,671	-	-	(367)	-	-	9,304
Caiuá	95,362	13,765	-	-	(2,150)	-	106,977
Integração Maranhense	148,581	20,255	-	-	(2,273)	-	166,563
Matrinchã	734,503	96,614	-	-	(19,346)	-	811,771
Guaraciaba	361,170	57,363	-	-	(10,918)	-	407,615
Paranaíba	203,681	35,112	-	-	(11,870)	-	226,923
Mata de Santa Genebra	661,430	63,173	-	-	(13,614)	-	710,989
Cantareira	359,686	53,492	30,870	-	(6,718)	-	437,330
Solar Paraná	6,831	104	100	-	-	-	7,035
	2,688,636	341,147	30,970	(367)	(66,889)	-	2,993,497
Associates
Dona Francisca Energética (15.4)	28,147	8,574	-	-	(9,664)	-	27,057
Foz do Chopim Energética (15.4)	9,986	16,596	-	-	(7,480)	-	19,102
Other	1,940	(3)	-	-	-	-	1,937
	40,073	25,167	-	-	(17,144)	-	48,096
Investment property	808	-	-	(5)	-	(262)	541
	2,729,517	366,314	30,970	(372)	(84,033)	(262)	3,042,134
(a)	Transfer of assets destined for disposal.

15.2	Subsidiaries with non-controlling interests
15.2.1	Summarized financial information

	Compagás		Elejor		UEG Araucária
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021

ASSETS	1,083,713	827,901	848,198	813,670	334,418	776,201
Current assets	282,714	355,500	224,833	166,890	97,586	515,430
Noncurrent assets	800,999	472,401	623,365	646,780	236,832	260,771

LIABILITIES	1,083,713	827,901	848,198	813,670	334,418	776,201
Current liabilities	419,277	220,216	111,142	107,772	45,115	221,853
Noncurrent liabilities	107,306	99,784	771,897	746,843	16,322	13,771
Equity	557,130	507,901	(34,841)	(40,945)	272,981	540,577

	Compagás			Elejor			UEG Araucária
	12.31.2022	12.31.2021	12.31.2020	12.31.2022	12.31.2021	12.31.2020	12.31.2022	12.31.2021	12.31.2020

STATEMENT OF INCOME
Net operating revenue	1,297,034	783,277	535,206	194,287	171,263	194,849	98,508	2,250,577	589,909
Operating costs and expenses	(1,076,181)	(654,643)	(452,495)	(86,033)	(86,871)	(67,323)	(365,522)	(1,879,198)	(647,516)
Financial results	28,440	9,817	(764)	(113,102)	(171,888)	(172,049)	11,407	8,952	203
Income tax and social contribution	(70,092)	(38,860)	(22,967)	4,158	33,061	15,154	(11,885)	(42,248)	(19,920)
Net income (loss)	179,201	99,591	58,980	(690)	(54,435)	(29,369)	(267,492)	338,083	(77,324)
Other comprehensive income	1,433	294	(343)	6,795	-	-	(103)	-	(205)
Total comprehensive income	180,634	99,885	58,637	6,105	(54,435)	(29,369)	(267,595)	338,083	(77,529)

STATEMENTS OF CASH FLOWS
Cash flows from operating activities	280,480	178,800	101,708	45,249	127,510	22,097	(94,401)	312,676	23,491
Cash flows from investing activities	(427,175)	(14,273)	(17,120)	(7,364)	(31,095)	(208)	(139,033)	(14,579)	1,317
Cash flows from financing activities	(2,887)	(64,545)	(115,625)	-	-	(8,151)	(147)	(64,331)	32,879

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(149,582)	99,982	(31,037)	37,885	96,415	13,738	(233,581)	233,766	57,687
Cash and cash equivalents at the beginning of the year	210,641	110,659	141,696	148,031	51,616	37,878	298,572	64,806	7,119
Cash and cash equivalents at the end of the year	61,059	210,641	110,659	185,916	148,031	51,616	64,991	298,572	64,806
CHANGE IN CASH AND CASH EQUIVALENTS	(149,582)	99,982	(31,037)	37,885	96,415	13,738	(233,581)	233,766	57,687

In order to balance Compagas short-term financial capacity, which has negative net working capital, Management is monitoring and adopting measures to lengthen the debt.

The loss recorded at Elejor in 2021 and 2022 is due to the monetary restatement on the Accounts payable related to concessions, which increased significantly because of the increase in the General Market Price Index - IGPM (Note 25). The loss at UEG Araucária is due to the improvement in the hydrological scenario which, consequently, reduced the plant's dispatches during 2022.

15.2.2	Changes in equity attributable to non-controlling shareholders

Participation in capital stock	Compagás 49%	Elejor 30%	UEG Araucária 18.8%	Total
Balance as of January 1, 2020	273,580	12,858	59,360	345,798
Net income (loss)	28,898	(8,812)	(14,538)	5,548
Other comprehensive income	(168)	-	(39)	(207)
Additional dividends proposed	(51,799)	-	-	(51,799)
Dividends	(7,933)	-	-	(7,933)
Balance as of December 31, 2020	242,578	4,046	44,783	291,407
Net income (loss)	48,800	(16,331)	63,560	96,029
Other comprehensive income	144	-	-	144
Dividends	(42,653)	-	(6,716)	(49,369)
Balance as of December 31, 2021	248,869	(12,285)	101,627	338,211
Net income (loss)	87,809	(207)	(50,288)	37,314
Other comprehensive income	702	2,041	(22)	2,721
Dividends	(24,187)	-	-	(24,187)
Distribution of dividends with retained earnings	(40,198)	-	-	(40,198)
Balance as of December 31, 2022	272,995	(10,451)	51,317	313,861
15.3	Summarized information on the main joint ventures

Balance as of December 31, 2022	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
.
ASSETS	238,907	327,819	588,279	2,935,068	1,568,964	1,921,848	3,587,501	1,805,583
Current assets	10,883	38,421	78,790	427,118	211,094	223,010	539,668	226,945
Cash and cash equivalents	10,797	13,440	28,997	136,878	56,436	56,518	32,903	73,866
Other current assets	86	24,981	49,793	290,240	154,658	166,492	506,765	153,079
Noncurrent assets	228,024	289,398	509,489	2,507,950	1,357,870	1,698,838	3,047,833	1,578,638
.
LIABILITIES	238,907	327,819	588,279	2,935,068	1,568,964	1,921,848	3,587,501	1,805,583
Current liabilities	2,220	22,569	59,771	225,502	154,404	125,681	113,772	92,290
Financial liabilities	-	7,273	12,774	130,033	42,260	59,606	70,775	59,850
Other current liabilities	2,220	15,296	46,997	95,469	112,144	66,075	42,997	32,440
Noncurrent liabilities	-	49,542	135,645	808,485	461,297	718,700	2,091,971	747,233
Financial liabilities	-	28,705	40,415	578,340	397,181	475,804	1,668,794	423,563
Other noncurrent liabilities	-	20,837	95,230	230,145	64,116	242,896	423,177	323,670
Equity	236,687	255,708	392,863	1,901,081	953,263	1,077,467	1,381,758	966,060
.
STATEMENT OF INCOME
Net operating revenue	-	62,864	100,482	518,428	266,855	231,960	415,526	188,348
Operating costs and expenses	(78)	(5,876)	(4,022)	(33,073)	(40,926)	(20,181)	(68,472)	(10,885)
Financial results	1,291	(1,605)	(2,286)	(59,543)	(37,598)	(48,430)	(177,322)	(37,815)
Equity in earnings of investees	2,502	-	-	-	-	-	-	-
Income tax and social contribution	(258)	(6,802)	(27,185)	(94,589)	(20,473)	31,030	(57,676)	(47,212)
Net income (loss)	3,457	48,581	66,989	331,223	167,858	194,379	112,056	92,436
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	3,457	48,581	66,989	331,223	167,858	194,379	112,056	92,436
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	115,976	125,297	192,502	931,528	467,099	263,979	692,260	473,369

On December 31, 2022, the interest of Copel in the commitments assumed by its joint ventures is equivalent to R$978 and in the contingent liabilities classified as a possible loss is equivalent to R$413,034 (R$250,262 as of December 31, 2021), of which the amount of R$180,706 (R$187,243 as of December 31, 2021) refers to Mata de Santa Genebra.

In June 2022, Copel GeT recorded R$133,922 in equity in earnings of investees resulting from the effects of the tariff review of Caiuá, Integração Maranhense, Matrinchã and Guaraciaba.

Balance as of December 31, 2021	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
.
ASSETS	224,632	284,870	515,495	2,610,094	1,413,231	1,829,340	3,203,892	1,715,776
Current assets	3,711	30,304	65,219	367,428	194,283	193,190	681,494	196,424
Cash and cash equivalents	3,667	6,117	16,501	96,346	70,543	32,665	387,027	52,354
Other current assets	44	24,187	48,718	271,082	123,740	160,525	294,467	144,070
Noncurrent assets	220,921	254,566	450,276	2,242,666	1,218,948	1,636,150	2,522,398	1,519,352
.
LIABILITIES	224,632	284,870	515,495	2,610,094	1,413,231	1,829,340	3,203,892	1,715,776
Current liabilities	2,206	14,562	53,132	126,211	101,042	85,964	123,884	78,982
Financial liabilities	-	7,386	13,169	91,811	34,529	51,453	45,898	52,397
Other current liabilities	2,206	7,176	39,963	34,400	66,513	34,511	77,986	26,585
Noncurrent liabilities	-	51,986	122,438	827,205	480,320	817,159	1,660,867	744,285
Financial liabilities	-	35,606	52,653	685,525	428,314	522,289	1,630,306	456,180
Other noncurrent liabilities	-	16,380	69,785	141,680	52,006	294,870	30,561	288,105
Equity	222,426	218,322	339,925	1,656,678	831,869	926,217	1,419,141	892,509
.
STATEMENT OF INCOME
Net operating income	-	43,128	71,868	396,622	229,117	285,483	426,573	233,888
Operating costs and expenses	(64)	(5,609)	(10,508)	(24,341)	(7,185)	(17,537)	(72,970)	(24,727)
Financial results	162	(2,348)	(3,954)	(83,280)	(44,131)	(62,138)	(162,110)	(43,794)
Equity in income of subsidiaries	2,506	-	-	-	-	-	-	-
Income tax and social contribution	(17)	(7,078)	(16,072)	(91,830)	(60,617)	(62,638)	(65,399)	(56,201)
Net income (loss)	2,587	28,093	41,334	197,171	117,184	143,170	126,094	109,166
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	2,587	28,093	41,334	197,171	117,184	143,170	126,094	109,166
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	108,990	106,979	166,564	811,773	407,617	226,924	710,991	437,330

Balance as of December 31, 2020	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
.
STATEMENT OF INCOME
Net operating income	-	17,927	31,418	328,171	109,978	478,147	364,070	196,039
Operating costs and expenses	(66)	(34,584)	11,706	(160,795)	(8,317)	(18,801)	(125,569)	(23,533)
Financial results	32	(3,389)	(5,229)	(71,164)	(38,883)	(48,184)	(91,947)	(40,630)
Equity in income of subsidiaries	(4,893)	-	-	-	-	-	-	-
Income tax and social contribution	-	1,752	(9,991)	(30,178)	(22,084)	(125,646)	(49,560)	(44,805)
Net income (loss)	(4,927)	(18,294)	27,904	66,034	40,694	285,516	96,994	87,071
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(4,927)	(18,294)	27,904	66,034	40,694	285,516	96,994	87,071

15.4	Summarized information of the main associates

	Dona Francisca		Foz do Chopim
	12.31.2022	12.31.2021	12.31.2022	12.31.2021
.
ASSETS	175,415	180,425	51,449	55,900
Current assets	10,148	13,570	11,730	13,308
Noncurrent assets	165,267	166,855	39,719	42,592
.
LIABILITIES	175,415	180,425	51,449	55,900
Current liabilities	22,373	19,938	3,596	2,495
Noncurrent liabilities	31,266	42,988	-	-
Equity	121,776	117,499	47,853	53,405
.
Investment interest - %	23.03	23.03	35.77	35.77
Investment book value	28,043	27,057	17,116	19,102

	Dona Francisca			Foz do Chopim
	12.31.2022	12.31.2021	12.31.2020	12.31.2022	12.31.2021	12.31.2020
.
STATEMENT OF INCOME
Net operating revenue	66,163	66,797	70,314	77,779	60,943	55,740
Operating costs and expenses	(33,460)	(26,605)	(26,171)	(18,664)	(10,775)	(21,260)
Financial results	(5,172)	(664)	208	449	(1,703)	(5,527)
Income tax and social contribution	(3,009)	(2,298)	(2,343)	(2,617)	(2,060)	(2,035)
Net income	24,522	37,230	42,008	56,947	46,405	26,918
Other comprehensive income	-	-	-	-	-	-
Total comprehensive income	24,522	37,230	42,008	56,947	46,405	26,918

On December 31, 2022, the interest of Copel in the contingent liabilities of its associates is equivalent to R$2,581 (R$2,166 as of December 31, 2021).